Exhibit 99.7

Client Name:
Client Project Name:	PRKCM 2024-AFC1
Start - End Dates:	8/8/2023 - 1/19/2024
Deal Loan Count:	408

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Total				1

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